Other Balance Sheet Components - Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net:
Total gross amount	$ 458,819,000	$ 381,522,000
Allowance for doubtful accounts:
Balance at the beginning of the year	(12,429,000)	(8,114,000)	$ (6,529,000)
Additional provision charged to expenses, net	(38,561,000)	(6,226,000)	(5,478,000)
Write-off	14,396,000	1,911,000	3,893,000
Balance at the end of the year	(36,594,000)	(12,429,000)	$ (8,114,000)
Accounts receivable, net allowances for doubtful amounts	422,225,000	369,093,000
Alibaba
Accounts receivable, net:
Total gross amount	60,392,000	48,222,000
Allowance for doubtful accounts:
Balance at the beginning of the year	0
Balance at the end of the year	0	0
Accounts receivable, net allowances for doubtful amounts	60,392,000	48,222,000
Other related parties
Accounts receivable, net:
Total gross amount	99,675,000	131,465,000
Allowance for doubtful accounts:
Balance at the beginning of the year	(630,000)
Balance at the end of the year	0	(630,000)
Accounts receivable, net allowances for doubtful amounts	99,675,000	130,835,000
Third parties
Accounts receivable, net:
Total gross amount	298,752,000	201,835,000
Allowance for doubtful accounts:
Balance at the beginning of the year	(11,799,000)
Balance at the end of the year	(36,594,000)	(11,799,000)
Accounts receivable, net allowances for doubtful amounts	$ 262,158,000	$ 190,036,000